Note 9 - Stock-Based Compensation (Details) - Weighted Average Values for Options Issued (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013		Dec. 31, 2012
Weighted Average Values for Options Issued [Abstract]
Number of options issued (in Shares)	120,000	2,637,400		2,025,750
Weighted average stock price	$ 1.09	$ 1.40		$ 1.65
Weighted average exercise price	$ 1.09	$ 1.40		$ 1.65
Weighted average expected life of options (a)	6 years	6 years	[1]	5 years	[1]
Weighted average expected volatility (b)	64.00%	67.00%	[2]	73.00%	[2]
Weighted average risk-free interest rate	1.72%	1.30%		0.81%
Expected annual dividend per share (in Shares)	0
Weighted average fair value of each option	$ 0.62	$ 0.85		$ 0.98

[1]	The options have a life of ten years.
[2]	The expected volatility of our common stock was estimated using an average of volatilities of publicly traded companies in similar energy businesses. This also approximates the Company's five year historical volatility.